PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .2%
Australia : 7 .9%
79,723
Ampol Ltd.
$ 2,068,029
0 .7
219,321
ANZ Group Holdings Ltd.
4,203,520
1 .3
733,344
Aurizon Holdings Ltd.
1,912,156
0 .6
48,270
BHP Group Ltd. - Class DI
1,395,673
0 .4
186,463
Brambles Ltd.
1,962,352
0 .6
102,177
Computershare Ltd.
1,740,365
0 .5
419,256  Insurance Australia Group
Ltd.
1,748,852
0 .6
688,408
Medibank Pvt Ltd.
1,686,683
0 .5
166,462
QBE Insurance Group Ltd.
1,967,694
0 .6
20,858
Rio Tinto Ltd.
1,655,398
0 .5
490,880
Santos Ltd.
2,479,079
0 .8
157,022
Suncorp Group Ltd.
1,676,036
0 .5
428,971
Telstra Group Ltd.
1,079,042
0 .3
25,574,879
7 .9
Austria : 1 .3%
55,277
Erste Group Bank AG
2,463,578
0 .8
94,286
Mondi PLC QX
1,660,685
0 .5
4,124,263
1 .3
Denmark : 1 .2%
88,568
Danske Bank A/S
2,658,494
0 .8
60,366
Tryg A/S
1,244,405
0 .4
3,902,899
1 .2
Finland : 0 .3%
30,106
Orion Oyj - Class B
1,122,261
0 .3
France : 8 .0%
2,186
Air Liquide SA
454,796
0 .1
19,353
AXA SA
726,820
0 .2
19,495
Bureau Veritas SA
595,252
0 .2
37,856  Cie Generale des
Etablissements Michelin
SCA
1,450,774
0 .5
106,316
Credit Agricole SA
1,586,020
0 .5
45,948
Danone SA
2,970,311
0 .9
4,447
Dassault Aviation SA
979,099
0 .3
12,560
Eiffage SA
1,425,467
0 .4
80,268
Getlink SE
1,366,680
0 .4
73,966
Klepierre SA
1,914,657
0 .6
221,451
Orange SA
2,604,275
0 .8
61,975
Sanofi
6,029,226
1 .9
12,367
Thales SA
2,108,338
0 .7
13,474
Vinci SA
1,729,106
0 .5
25,940,821
8 .0
Germany : 6 .2%
21,413
Allianz SE
6,417,867
2 .0
5,826
BASF SE
332,921
0 .1
29,390  Bayerische Motoren
Werke AG
3,390,995
1 .1
7,568
Deutsche Boerse AG
1,549,855
0 .5
102,307  Deutsche Telekom AG,
Reg
2,483,460
0 .8
101,744
Evonik Industries AG
2,012,521
0 .6
1,809
Hannover Rueck SE
495,354
0 .2
10,122
Mercedes-Benz Group AG
806,088
0 .2
4,016  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
1,960,380
0 .6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
6,319
(1)
Scout24 SE
$ 476,064
0 .1
19,925,505
6 .2
Hong Kong : 2 .3%
763,500  BOC Hong Kong Holdings
Ltd.
2,047,164
0 .6
193,000
CK Asset Holdings Ltd.
795,291
0 .3
82,000
CLP Holdings Ltd.
654,052
0 .2
31,000
Hang Seng Bank Ltd.
339,813
0 .1
737,000  HKT Trust & HKT Ltd. -
Stapled Security
859,923
0 .3
34,600  Jardine Matheson
Holdings Ltd.
1,282,449
0 .4
235,000  Power Assets Holdings
Ltd.
1,376,772
0 .4
7,355,464
2 .3
Ireland : 0 .8%
207,631  Bank of Ireland Group
PLC
2,118,897
0 .7
5,049
DCC PLC
367,345
0 .1
2,486,242
0 .8
Israel : 0 .7%
57,954
Bank Hapoalim BM
543,112
0 .2
41,792
Bank Leumi Le-Israel BM
347,396
0 .1
6,733
Elbit Systems Ltd.
1,406,199
0 .4
2,296,707
0 .7
Italy : 6 .6%
65,793  Assicurazioni Generali
SpA
1,665,452
0 .5
315,580
Banco BPM SpA
2,099,648
0 .6
191,271
Eni SpA
3,028,601
0 .9
1,085,860
Intesa Sanpaolo SpA
3,942,268
1 .2
95,071
Leonardo SpA
2,388,538
0 .7
54,276  Mediobanca Banca di
Credito Finanziario SpA
808,795
0 .3
154,493
(1)
Poste Italiane SpA
1,934,908
0 .6
260,026  Terna - Rete Elettrica
Nazionale
2,149,306
0 .7
89,972
UniCredit SpA
3,417,085
1 .1
21,434,601
6 .6
Japan : 24 .3%
294,500
Asahi Kasei Corp.
2,159,651
0 .7
37,700
Astellas Pharma, Inc.
405,002
0 .1
63,400
Bridgestone Corp.
2,809,872
0 .9
95,300
Central Japan Railway Co.
2,366,807
0 .7
144,500  Chubu Electric Power Co.,
Inc.
1,889,503
0 .6
42,800  Dai Nippon Printing Co.
Ltd.
1,310,779
0 .4
6,400  Daito Trust Construction
Co. Ltd.
730,129
0 .2
82,000
(2)
Daiwa House Industry Co.
Ltd.
2,440,764
0 .7
57,000
East Japan Railway Co.
1,093,553
0 .3
499,800
ENEOS Holdings, Inc.
2,407,963
0 .7
54,100  Hankyu Hanshin Holdings,
Inc.
1,552,196
0 .5
69,200
Honda Motor Co. Ltd.
856,259
0 .3
184,500
Hulic Co. Ltd.
1,894,878
0 .6
18,800
(2)
Japan Airlines Co. Ltd.
356,969
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
209,500
(2)
Japan Post Bank Co. Ltd.
$ 2,251,143
0 .7
119,200
Japan Tobacco, Inc.
3,178,102
1 .0
135,200
(2)
JFE Holdings, Inc.
2,240,753
0 .7
31,600  Kansai Electric Power Co.,
Inc.
450,895
0 .1
153,600
Kirin Holdings Co. Ltd.
2,136,009
0 .7
73,500
MatsukiyoCocokara & Co.
1,180,182
0 .4
38,000  McDonald's Holdings Co.
Japan Ltd.
1,708,751
0 .5
301,700  Mitsubishi Chemical Group
Corp.
1,838,643
0 .6
67,400
Mitsui Chemicals, Inc.
1,977,244
0 .6
13,700
Nintendo Co. Ltd.
747,535
0 .2
36,200  Nippon Express Holdings,
Inc.
1,847,834
0 .6
40,300
(2)
Nippon Steel Corp.
969,799
0 .3
1,339,300  Nippon Telegraph &
Telephone Corp.
1,595,245
0 .5
18,600
Nitto Denko Corp.
1,700,821
0 .5
17,900  Nomura Real Estate
Holdings, Inc.
505,699
0 .2
191,300
Obayashi Corp.
2,274,640
0 .7
102,600
(2)
Ono Pharmaceutical Co.
Ltd.
1,681,096
0 .5
12,400
Oracle Corp. Japan
932,494
0 .3
89,800
Osaka Gas Co. Ltd.
2,020,140
0 .6
43,500
Otsuka Holdings Co. Ltd.
1,806,916
0 .6
43,000
SCSK Corp.
799,273
0 .2
29,400
Secom Co. Ltd.
2,128,577
0 .7
60,600
Sekisui House Ltd.
1,380,327
0 .4
139,700
(2)
SoftBank Corp.
1,798,630
0 .6
101,700
Sompo Holdings, Inc.
2,131,638
0 .7
117,600
Subaru Corp.
2,663,388
0 .8
70,200
Sumitomo Corp.
1,690,974
0 .5
119,200  Takeda Pharmaceutical
Co. Ltd.
3,315,416
1 .0
48,300
Tobu Railway Co. Ltd.
1,207,735
0 .4
25,200
Tokyu Corp.
306,857
0 .1
47,700
TOPPAN Holdings, Inc.
1,195,696
0 .4
183,800
Toray Industries, Inc.
882,582
0 .3
196,200
(2)
USS Co. Ltd.
1,622,015
0 .5
98,800
West Japan Railway Co.
2,059,009
0 .6
78,500,383
24 .3
Jordan : 0 .4%
48,225  Hikma Pharmaceuticals
PLC
1,166,609
0 .4
Netherlands : 4 .9%
94,605
(1)
ABN AMRO Bank NV
1,618,910
0 .5
45,382
ASR Nederland NV
2,224,168
0 .7
104,395
ING Groep NV
1,718,690
0 .5
74,718  Koninklijke Ahold Delhaize
NV
2,235,704
0 .7
619,853
Koninklijke KPN NV
2,318,510
0 .7
49,095
NN Group NV
2,266,482
0 .7
62,853
OCI NV
1,722,730
0 .6
10,931
Wolters Kluwer NV
1,711,689
0 .5
15,816,883
4 .9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
New Zealand : 0 .2%
263,188
Spark New Zealand Ltd.
$ 749,257
0 .2
Norway : 1 .6%
30,311
Aker BP ASA
760,245
0 .2
120,185
DNB Bank ASA
2,388,984
0 .8
168,533
Telenor ASA
1,874,486
0 .6
5,023,715
1 .6
Singapore : 2 .0%
68,000
DBS Group Holdings Ltd.
1,814,772
0 .6
306,600  Oversea-Chinese Banking
Corp. Ltd.
3,063,507
0 .9
488,600  Singapore Technologies
Engineering Ltd.
1,454,707
0 .5
6,332,986
2 .0
Spain : 4 .8%
48,937
(2)
ACS Actividades de
Construccion y Servicios
SA
2,049,411
0 .6
1,915
(1)
Aena SME SA
377,167
0 .1
519,944
(2)
CaixaBank SA
2,523,077
0 .8
126,161
(2)
Enagas SA
1,874,232
0 .6
42,135
Ferrovial SE
1,668,208
0 .5
147,995
Iberdrola SA
1,838,156
0 .6
7,080  Industria de Diseno Textil
SA
356,524
0 .1
118,329
Red Electrica Corp. SA
2,021,190
0 .6
107,828
Repsol SA
1,799,787
0 .6
195,296
Telefonica SA
862,479
0 .3
15,370,231
4 .8
Switzerland : 9 .5%
10,662
Baloise Holding AG, Reg
1,671,863
0 .5
6,036  Banque Cantonale
Vaudoise
702,205
0 .2
8,658
BKW AG
1,330,434
0 .4
7,319
Helvetia Holding AG
1,009,077
0 .3
42,163
Holcim AG
3,819,832
1 .2
1,281  Kuehne + Nagel
International AG
356,398
0 .1
97,431
Novartis AG, Reg
9,437,014
2 .9
7,339
Roche Holding AG
1,873,786
0 .6
15,759
Swiss Prime Site AG
1,486,502
0 .5
17,876
Swiss Re AG
2,299,478
0 .7
3,302
Swisscom AG, Reg
2,021,007
0 .6
8,888  Zurich Insurance Group
AG
4,801,426
1 .5
30,809,022
9 .5
United Kingdom : 14 .2%
401,524
Aviva PLC
2,519,438
0 .8
122,642
BAE Systems PLC
2,090,482
0 .6
977,922
BP PLC
6,134,916
1 .9
136,155  British American Tobacco
PLC
4,132,447
1 .3
199,406
Centrica PLC
321,454
0 .1
26,942
Compass Group PLC
790,279
0 .2
257,097
GSK PLC
5,519,967
1 .7
706,362
HSBC Holdings PLC
5,521,500
1 .7
111,813
Imperial Brands PLC
2,499,532
0 .8
105,936
M&G PLC
294,856
0 .1
282,627
National Grid PLC
3,808,114
1 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
119,417
Pearson PLC
$ 1,572,419
0 .5
14,125  Reckitt Benckiser Group
PLC
805,195
0 .3
41,701
RELX PLC
1,798,371
0 .6
109,090
Sage Group PLC
1,743,480
0 .5
144,677
Shell PLC
4,800,304
1 .5
69,945
Smiths Group PLC
1,449,854
0 .4
45,802,608
14 .2
Total Common Stock
(Cost $274,253,412)
313,735,336
97 .2
EXCHANGE-TRADED FUNDS : 1 .1%
65,674  iShares MSCI EAFE Value
ETF
3,572,665
1 .1
Total Exchange-Traded
Funds
(Cost $3,482,589)
3,572,665
1 .1
PREFERRED STOCK : 0 .8%
Germany : 0 .8%
31,625
Henkel AG & Co. KGaA
2,541,901
0 .8
Total Preferred Stock
(Cost $2,634,991)
2,541,901
0 .8
Total Long-Term
Investments
(Cost $280,370,992)
319,849,902
99 .1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4 .7%
Repurchase Agreements : 4 .1%
2,284,628
(3)
Bank Of Montreal,
Repurchase Agreement
dated 03/28/2024,
5.330%, due 04/01/2024
(Repurchase Amount
$2,285,962, collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market Value
plus accrued interest
$2,330,321, due
08/01/33-03/01/54)
2,284,628
0 .7
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,626,370
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/28/2024, 5.370%, due
04/01/2024 (Repurchase
Amount $3,628,504,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$3,698,897, due
12/24/26-02/20/74)
$ 3,626,370
1 .1
3,663,000
(3)
MUFG Securities
Americas, Inc.,
Repurchase Agreement
dated 03/28/2024,
5.340%, due 04/01/2024
(Repurchase Amount
$3,665,144, collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$3,736,260, due
01/01/39-11/01/52)
3,663,000
1 .2
3,663,000
(3)
State Of Wisconsin
Investment Board,
Repurchase Agreement
dated 03/28/2024,
5.400%, due 04/01/2024
(Repurchase Amount
$3,665,168, collateralized
by various U.S.
Government Securities,
0.125%-3.625%, Market
Value plus accrued
interest $3,737,664, due
04/15/25-02/15/53)
3,663,000
1 .1
Total Repurchase
Agreements
(Cost $13,236,998)
13,236,998
4 .1
Time Deposits : 0 .6%
360,000
(3)
Canadian Imperial Bank
of Commerce,
5.310
%,
04/01/2024 360,000
0 .1
350,000
(3)
Landesbank Hessen
Thueringen Girozentrale,
5.320
%,
04/01/2024 350,000
0 .1
320,000
(3)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024 320,000
0 .1
360,000
(3)
Royal Bank of Canada,
5.320
%,
04/01/2024 360,000
0 .1
360,000
(3)
Skandinaviska Enskilda
Banken AB,
5.310
%,
04/01/2024 360,000
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
340,000
(3)
Societe Generale,
5.310
%,
04/01/2024 $ 340,000
0 .1
Total Time Deposits
(Cost $2,090,000)
2,090,000
0 .6
Total Short-Term
Investments
(Cost $15,326,998)
15,326,998
4 .7
Total Investments in
Securities
(Cost $295,697,990) $ 335,176,900 103 .8
Liabilities in Excess of
Other Assets (12,406,769) ( 3 .8 )
Net Assets $ 322,770,131 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 28 .0%
Industrials 16 .0
Health Care 10 .0
Materials 7 .7
Energy 7 .3
Consumer Staples 6 .7
Utilities 6 .1
Communication Services 6 .1
Consumer Discretionary 6 .0
Real Estate 3 .0
Exchange-Traded Funds 1 .1
Information Technology 1 .1
Short-Term Investments 4 .7
Liabilities in Excess of Other Assets ( 3 .8 )
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ 2,479,079 $ 23,095,800 $ — $ 25,574,879
Austria 1,660,685 2,463,578 — 4,124,263
Denmark — 3,902,899 — 3,902,899
Finland — 1,122,261 — 1,122,261
France — 25,940,821 — 25,940,821
Germany — 19,925,505 — 19,925,505
Hong Kong 1,282,449 6,073,015 — 7,355,464
Ireland — 2,486,242 — 2,486,242
Israel — 2,296,707 — 2,296,707
Italy — 21,434,601 — 21,434,601
Japan 2,128,577 76,371,806 — 78,500,383
Jordan — 1,166,609 — 1,166,609
Netherlands — 15,816,883 — 15,816,883
New Zealand 749,257 — — 749,257
Norway 1,874,486 3,149,229 — 5,023,715
Singapore — 6,332,986 — 6,332,986
Spain — 15,370,231 — 15,370,231
Switzerland — 30,809,022 — 30,809,022
United Kingdom — 45,802,608 — 45,802,608
Total Common Stock 10,174,533 303,560,803 — 313,735,336
Exchange-Traded Funds 3,572,665 — — 3,572,665
Preferred Stock — 2,541,901 — 2,541,901
Short-Term Investments — 15,326,998 — 15,326,998
Total Investments, at fair value $ 13,747,198 $ 321,429,702 $ — $ 335,176,900
Other Financial Instruments+
Forward Foreign Currency Contracts — 318 — 318
Total Assets $ 13,747,198 $ 321,430,020 $ — $ 335,177,218
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (966) $ — $ (966)
Total Liabilities $ — $ (966) $ — $ (966)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following forward foreign currency contracts were outstanding for Voya International High Dividend Low Volatility Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 70,416 DKK 484,910 The Bank of New York Mellon 04/02/24 $ 281
USD 19,138 AUD 29,344 The Bank of New York Mellon 04/02/24 15
USD 10,845 AUD 16,628 The Bank of New York Mellon 04/02/24 9
USD 6,952 AUD 10,672 The Bank of New York Mellon 04/02/24 (3)
USD 10,427 AUD 16,008 The Bank of New York Mellon 04/02/24 (4)
USD 96,312 AUD 147,859 The Bank of New York Mellon 04/02/24 (40)
USD 72,332 GBP 57,357 The Bank of New York Mellon 04/02/24 (61)
USD 75,289 GBP 59,701 The Bank of New York Mellon 04/02/24 (63)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 88,337 AUD 135,699 The Bank of New York Mellon 04/02/24 $ (91)
USD 25,936 AUD 39,781 The Bank of New York Mellon 04/03/24 13
USD 19,286 CHF 17,414 The Bank of New York Mellon 04/03/24 (23)
USD 29,562 CHF 26,791 The Bank of New York Mellon 04/03/24 (144)
USD 113,563 AUD 175,094 The Bank of New York Mellon 04/03/24 (537)
$ (648)
Currency Abbreviations:
AUD
—
Australian Dollar
CHF
—
Swiss Franc
DKK
—
Danish Krone
Currency Abbreviations:
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 44,934,961
Gross Unrealized Depreciation (5,456,051)
Net Unrealized Appreciation $ 39,478,910